Finance expense, net	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Finance expense, net	Finance income, net

	2025	2024
Interest expense	$(19)	$(26)
Interest income on cash and cash equivalents	19	44
Net interest income on export duty deposits	5	19
Finance expense on employee future benefits	(4)	(3)
	$1	$34